Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of segment information

First Quarter of Fiscal 2015

	Quarter Ended March 31, 2015
	Ace Marketing & Promotions, Inc.	Mobiquity Networks, Inc.	Total
Revenues, net	$515,383	-	$515,383
Operating (loss), before interest amortization, depreciation and taxes	(640,113)	(1,798,800)	(2,438,913)
Interest income	24	-	24
Interest (expense)	(78,866)	-	(78,866)
Depreciation and amortization	(22,607)	(38,626)	(61,233)
Net Loss	(741,562)	(1,837,426)	(2,578,988)
Assets at March 31, 2015	2,052,468	373,038	2,425,506

First Quarter of Fiscal 2014

	Quarter Ended March 31, 2014
	Ace Marketing & Promotions, Inc.	Mobiquity Networks, Inc.	Total
Revenues, net	546,054	80,500	626,554
Operating (loss), before interest amortization, depreciation and taxes	(326,185)	(1,933,639)	(2,259,824)
Interest income	51		51
Interest (expense)	(10,129)		(10,129)
Depreciation and amortization	(25,555)	(55,306)	(80,861)
Net Loss	(361,818)	(1,988,945)	(2,350,763)
Assets at March 31, 2014	3,274,192	635,338	3,909,530

All intersegment sales and expenses have been eliminated from the table above.

Fiscal 2014

	Ace Marketing & Promotions, Inc.	Mobiquity Networks Inc.	Total
Net sales	$3,108,450	149,500	$3,257,950
Operating (loss), excluding depreciation	(5,129,335)	(4,544,851)	(9,674,186)
Interest income	164	–	164
Interest (expense)	(251,394)	–	(251,394)
Other income (expense)	(322,000)	–	(322,000)
Depreciation and amortization	(113,058)	(149,129)	(262,187)
Comprehensive Loss	(5,815,623)	(4,693,980)	(10,509,603)
Total assets at December 31, 2014	2,436,604	397,364	2,833,968

Fiscal 2013

	Ace Marketing & Promotions, Inc.	Mobiquity Networks Inc.	Total
Net sales	$2,995,032	162,500	$3,157,532
Operating (loss), excluding depreciation	(3,775,827)	(1,795,529)	(5,571,356)
Interest income	274	–	274
Interest (expense)	(227,094)	–	(227,094)
Depreciation and amortization	(99,860)	(189,429)	(289,289)
Net Loss	(4,102,507)	(1,984,958)	(6,087,465)
Total assets at December 31, 2013	2,287,313	941,191	3,228,504